Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Goodwill and changes therein were as follows for the nine months ended September 30, 2018, and the year ended December 31, 2017:

Balance at December 31, 2016	$1,933.1
Translation	27.9

Balance at December 31, 2017	1,961.0
Translation	(11.2)

Balance at September 30, 2018	$1,949.8

Goodwill and changes therein were as follows for the years ended December 31, 2017 and 2016:

HCM
Balance at December 31, 2015	$2,008.5
Formation of Joint Venture Company (See Note 4)	(87.7)
Translation	12.3

Balance at December 31, 2016	1,933.1
Translation	27.9

Balance at December 31, 2017	$1,961.0

Tax-deductible goodwill at December 31, 2017	$12.2

Schedule of Other Intangible Assets

Other intangible assets consisted of the following as of September 30, 2018:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$208.6	$(188.8)	$19.8	5-15
Trade name	173.9	(2.0)	171.9	—
Technology	154.4	(153.8)	0.6	2-7

Total other intangible assets	$536.9	$(344.6)	$192.3

Other intangible assets consisted of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Trade name	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7

Total other intangible assets	$539.8	$(333.3)	$206.5

Other intangible assets consist of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Tradename	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7

Total other intangible assets	$539.8	$(333.3)	$206.5

Other intangible assets consist of the following as of December 31, 2016:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$206.2	$(156.6)	$49.6	5-15
Tradename	173.6	(1.9)	171.7	—
Technology	152.5	(150.1)	2.4	2-7

Total other intangible assets	$532.3	$(308.6)	$223.7

Estimated Future Amortization of Other Intangible Assets	We estimate the future amortization of other intangible assets held at December 31, 2017, will be:

Years Ending December 31,	Amount
2018	$18.6
2019	15.4
2020	0.1
2021	0.1
2022	—